Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Interconnection charges	¥ 12,683	¥ 12,878	¥ 12,223
Cost of goods sold	13,413	23,185	31,712
Donations	1	20	23
Others	1,695	1,614	1,654
Other operating expenses	¥ 27,792	¥ 37,697	¥ 45,612